Subsequent Events (Details) - Forecast [Member] $ in Millions	Apr. 06, 2026 USD ($)
Subsequent Events [Line Items]
Number of miners under terminated delivery obligation	57,241
Refund receivable amount	$ 206.0
Termination fee recognized loss	$ 36.4